November 29, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk - Stop 1-4

     Re: Van Kampen Merritt Insured Income Trust (Intermediate), Series 33 Van Kampen Merritt Insured Income Trust, Series 34
          File No. 33-51165   CIK #897121

Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on November 22, 2000.

                                    Very truly yours,




                                    Van Kampen Funds Inc.